Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents (note 15)	$ 63,669	$ 140,166
Short-term investments	360	360
Trade and other receivables (note 4)	52,722	24,113
Income tax receivable	1,029	628
Prepaid expenses and other	9,086	5,802
Contract acquisition assets – current (note 5)	9,518	8,253
Total Current asset	136,384	179,322
Property and equipment (note 6)	5,195	4,629
Right-of-use assets (note 7)	9,456	9,967
Deferred income tax assets (note 14)	39,428	31,339
Contract acquisition assets (note 5)	6,213	6,271
Intangible assets (note 3)	117,537	0
Goodwill (note 3)	240,755	1,100
Other assets (note 8)	650	0
Total Asset	555,618	232,628
Current liabilities:
Trade and other payables (note 9)	32,627	34,116
Income tax payable	2,143	20
Lease liabilities – current (note 10)	4,069	2,908
Long-term debt – current (note 11)	1,632	0
Deferred revenue – current (note 13(b))	133,852	93,303
Total Current Liabilities	174,323	130,347
Lease liabilities (note 10)	7,210	8,960
Long-term debt (note 11)	264,230	0
Deferred revenue (note 13(b))	76,619	66,879
Deferred income tax liabilities (note 14)	30,037	0
Total Liabilities	552,419	206,186
Shareholders’ Equity
Share capital (note 12(b))	160,951	151,521
Equity reserve	51,333	46,489
Treasury shares	(264)	(264)
Accumulated other comprehensive (loss) income	(207)	188
Deficit	(208,614)	(171,492)
Total Shareholders' Equity	3,199	26,442
Total Liabilities and Shareholders' Equity	$ 555,618	$ 232,628